KELMOORE STRATEGY(R) VARIABLE TRUST

                  Kelmoore Strategy(R) Variable Fund
               Kelmoore Strategy(R) Variable Eagle Fund


                Supplement dated April 14, 2003 to the
       Statement of Additional Information dated April 30, 2002


	This Supplement updates the information in, and should be read in conjunction with, the Funds' Statement of Additional Information, dated April 30, 2002.

EFFECTIVE  APRIL 14, 2003, THE FOLLOWING LANGUAGE REPLACES THE
CORRESPONDING LANGUAGE IN THE FIRST PARAGRAPH ON PAGE 18 OF THE
STATEMENT OF ADDITIONAL INFORMATION UNDER THE SECTION "PURCHASE,
REDEMPTION AND PRICING OF SHARES".

The Funds' securities are valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the Advisor under guidelines approved by the Board of Trustees. Equity securities traded on any U.S. or foreign exchange are valued at the last sale price on the exchange or system in which they are principally traded on the valuation date. Securities for which the primary market is the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") are valued at the NASDAQ Official Closing Price. If there is no sale on the valuation date, securities traded principally: (1) on a U.S. exchange are valued at the mean between the closing bid and asked prices; and (2) on a foreign exchange are valued at the most recent closing price. Equity securities that are traded in the over-the-counter market only, but are not included in the NASDAQ, are valued at the last sale price on the valuation day or, if no sale occurs, at the mean between the last bid and asked prices. Exchange traded options are valued at the last sale price in the market where such options are principally traded or, if no sale occurs, at the mean between the last bid and asked price. Debt securities with a remaining maturity of sixty days or more are valued using a pricing service if such prices are believed to accurately represent market value. Debt securities and money market instruments with a remaining maturity of less than sixty days are valued at amortized cost. Valuations may be obtained from independent pricing services approved by the Board.




                  RETAIN THIS SUPPLEMENT WITH THE
       STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.